MINERAL EXPLORATION PROPERTY	9 Months Ended
Dec. 31, 2012
MINERAL EXPLORATION PROPERTY
MINERAL EXPLORATION PROPERTY

NOTE 2 – MINERAL EXPLORATION PROPERTY

On March 29, 2010, the Company executed a property option agreement with MinQuest granting the Company the right to acquire 100% of the mining interests of a Nevada mineral exploration property currently controlled by MinQuest.  The property known as the Truman Property is located in Mineral County, Nevada and currently consists of 98 unpatented claims (the “Truman”).  Upon execution of the Agreement the Company paid MinQuest $10,000 and well as reimbursed MinQuest for Truman’s holdings and related property costs in the amount of $7,859. On March 29, 2011 the Company made the second property option payment of $10,000 and on March 31, 2012 the Company made the third payment of $20,000 required under the Truman agreement.  As a result of the property containing no known reserves or resources, the aggregate property option payments paid to date for the property have been written down in the Statement of Operations.